Investment Strategy - All Country Research Enhanced Equity ETF	Sep. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will invests primarily in large and mid-capitalization companies in developed and emerging markets; however, the Fund may also invest in small capitalization companies from time to time. The equity securities in which the Fund will invest include but are not limited to, common stock, preferred securities, privately placed securities, depositary receipts, exchange-traded funds and real estate investment trusts (REITs).The Fund seeks to outperform the MSCI All Country World (ACWI) Index (net total return) (the Index) over time while maintaining similar risk characteristics, including sector and geographic risks. In implementing its strategy, the Fund invests primarily in companies included within the universe of the Index. The Fund expects to maintain, over time, regional geographic and sector exposures similar to those of its Index, although the Fund may deviate from these exposures at the discretion of the adviser. The Fund may also invest in securities of companies not included within the Index. Within each sector, the Fund may slightly overweight equity securities that it considers undervalued while slightly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks returns that slightly exceed those of the Index over the long term with a modest level of volatility.Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts for cash management purposes. The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. However, a substantial portion (if not all) of the Fund’s foreign investments will be denominated in foreign currencies, and the Fund may, but does not currently expect to, hedge its currency exposure. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each geographical region and sector according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The equity securities in which the Fund will invest include but are not limited to, common stock, preferred securities, privately placed securities, depositary receipts, exchange-traded funds and real estate investment trusts (REITs).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to outperform the MSCI All Country World (ACWI) Index (net total return) (the Index) over time while maintaining similar risk characteristics, including sector and geographic risks. In implementing its strategy, the Fund invests primarily in companies included within the universe of the Index. The Fund expects to maintain, over time, regional geographic and sector exposures similar to those of its Index, although the Fund may deviate from these exposures at the discretion of the adviser. The Fund may also invest in securities of companies not included within the Index. Within each sector, the Fund may slightly overweight equity securities that it considers undervalued while slightly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks returns that slightly exceed those of the Index over the long term with a modest level of volatility.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.